COVER	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Bread Financial Holdings, Inc.
Amendment Flag	false
CIK	0001101215
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Bread Financial Holdings, Inc.
Amendment Flag	false
CIK	0001101215